UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08560

GAMCO International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

        Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO International Growth Fund, Inc.

Third Quarter Report — September 30, 2011

Morningstar® rated the GAMCO International Growth Fund, Inc. Class AAA Shares 4 stars overall and 5 stars for the three year period and 4 stars for the five year period ended September 30, 2011 among 206, 206, and 163 foreign large growth funds, respectively.†

To Our Shareholders,

For the quarter ended September 30, 2011, the net asset value (“NAV”) per Class AAA Share of the GAMCO International Growth Fund, Inc. (the “Fund”) declined 18.2% compared with the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index decrease of 19.0%.

Enclosed is the schedule of investments as of September 30, 2011.

Caesar Bryan

Comparative Results

Average Annual Returns through September 30, 2011 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	Since Inception (6/30/95)
Class AAA (GIGRX)	(18.22)%	(5.19)%	(0.47)%	5.53%	6.17%
MSCI EAFE Index	(19.01)	(9.36)	(3.46)	5.03	3.81
Lipper International Large Cap Growth Fund Average	(20.17)	(10.15)	(1.91)	3.84	0.82	(d)
Lipper International Multi-Cap Growth Fund Average	(21.14)	(11.71)	(1.04)	6.13	5.85
Class A (GAIGX)	(18.20)	(5.21)	(0.41)	5.69	6.28
With sales charge (b)	(22.90)	(10.66)	(1.58)	5.06	5.89
Class C (GCIGX)	(18.38)	(5.92)	(1.21)	4.65	5.59
With contingent deferred sales charge (c)	(19.20)	(6.86)	(1.21)	4.65	5.59
Class I (GIIGX)	(18.17)	(4.99)	(0.28)	5.63	6.23

In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, C, and I Shares are 2.38%, 2.38%, 3.13%, and 2.13%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, and C Shares is 5.75%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on July 25, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Large Cap Growth Fund Average, and Lipper International Multi-Cap Growth Fund Average reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	Lipper International Large Cap Growth Fund Average since inception performance is as of March 31, 1999.

†	Morningstar RatingTM is based on risk-adjusted returns.

GAMCO International Growth Fund, Inc.

Schedule of Investments — September 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 80.7%
	CONSUMER STAPLES — 14.7%
15,728	British American Tobacco plc	$664,122
5,500	Danone	338,102
40,000	Diageo plc	762,668
7,000	Heineken NV	314,546
100	Japan Tobacco Inc.	467,756
2,500	L’Oreal SA	243,881
10,000	Nestlé SA	550,527
7,000	Pernod-Ricard SA	548,047
50,000	Tesco plc	292,880
5,000	Unicharm Corp.	239,818
10,000	Wesfarmers Ltd.	302,145

	TOTAL CONSUMER STAPLES	4,724,492

	MATERIALS — 12.6%
5,000	Agnico-Eagle Mines Ltd.	297,600
19,930	Anglo American plc	685,814
10,000	BHP Billiton Ltd.	331,104
7,000	Impala Platinum Holdings Ltd.	141,445
9,000	Newcrest Mining Ltd. (a)	295,740
18,825	Rio Tinto plc	834,857
25,000	Sanyo Special Steel Co. Ltd.	140,085
1,100	Syngenta AG†	285,855
40,000	Tokai Carbon Co. Ltd.	198,333
66,500	Xstrata plc	839,745

	TOTAL MATERIALS	4,050,578

	INDUSTRIALS — 12.6%
80,000	China Merchants Holdings (International) Co. Ltd.	214,497
14,000	CNH Global NV†	367,360
11,000	Experian plc	123,483
5,600	FANUC Corp.	771,377
20,000	Jardine Matheson Holdings Ltd.	909,065
11,000	Komatsu Ltd.	237,161
110,000	Malaysia Marine and Heavy Engineering Holdings Berhad	188,154
17,000	Mitsui & Co. Ltd.	246,250
3,000	Siemens AG	269,910
3,000	SMC Corp.	438,487
11,000	The Weir Group plc	262,815

	TOTAL INDUSTRIALS	4,028,559

	CONSUMER DISCRETIONARY — 11.1%
10,000	Accor SA	266,280
6,500	Christian Dior SA	727,751
20,000	Compagnie Financiere Richemont SA, Cl. A	890,907
1,200	Fast Retailing Co. Ltd.	214,917
100,000	Genting Berhad	282,816
8,000	Hennes & Mauritz AB, Cl. B	239,535
5,000	Naspers Ltd., Cl. N	215,926

Shares		Market Value

12,000	The Swatch Group AG	$715,215

	TOTAL CONSUMER DISCRETIONARY	3,553,347

	ENERGY — 8.8%
10,000	Aker Solutions ASA	95,793
18,000	BG Group plc	344,496
35,000	BP plc	209,849
70,000	Gulf Keystone Petroleum Ltd.†	156,571
11,000	Imperial Oil Ltd.	395,114
10,000	Kvaerner ASA†	13,237
17,000	Saipem SpA	596,654
10,000	Statoil ASA, ADR	215,500
5,000	Technip SA	400,584
19,000	Tullow Oil plc	384,260

	TOTAL ENERGY	2,812,058

	HEALTH CARE — 8.5%
5,500	Bayer AG	303,510
4,500	Cochlear Ltd.	199,483
8,000	Elekta AB, Cl. B	300,956
14,140	GlaxoSmithKline plc	291,781
9,000	Novartis AG	502,755
4,000	Roche Holding AG, Genusschein	646,048
28,000	Smith & Nephew plc	251,872
7,000	Tsumura & Co.	223,187

	TOTAL HEALTH CARE	2,719,592

	FINANCIALS — 6.3%
40,000	Cheung Kong (Holdings) Ltd.	433,625
25,000	Hang Seng Bank Ltd.	292,868
60,000	Hongkong Land Holdings Ltd.	265,835
15,000	Kinnevik Investment AB, Cl. B	277,551
12,000	Schroders plc	237,872
8,500	Standard Chartered plc	169,584
35,000	Swire Pacific Ltd., Cl. A	359,621

	TOTAL FINANCIALS	2,036,956

	INFORMATION TECHNOLOGY — 5.7%
11,500	Canon Inc.	522,170
9,000	Hoya Corp.	208,661
2,900	Keyence Corp.	793,597
600	Yahoo! Japan Corp.	186,350
6,000	Yamatake Corp.	128,425

	TOTAL INFORMATION TECHNOLOGY	1,839,203

	TELECOMMUNICATION SERVICES — 0.4%
50,150	Orascom Telecom Holding SAE, GDR† (b)	137,073

	TOTAL COMMON STOCKS	25,901,858

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — September 30, 2011 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 19.3%
$6,188,000	U.S. Treasury Bills, 0.000% to 0.115%††, 10/13/11 to 03/29/12	$6,187,422

	TOTAL INVESTMENTS — 100.0% (Cost $29,777,832)	$32,089,280

	Aggregate tax cost	$29,777,986

	Gross unrealized appreciation	$4,785,040
	Gross unrealized depreciation	(2,473,746)

	Net unrealized appreciation/depreciation	$2,311,294

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2011, the market value of the fair valued security amounted to $295,740 or 0.92% of total investments.
(b)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2011, the market value of the Regulation S security amounted to $137,073 or 0.43% of total investments, which was valued under methods approved by Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/11 Carrying Value Per Unit
50,150	Orascom Telecom Holding SAE, GDR	10/24/07	$635,031	$2.7333

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
Europe	48.2%	$15,466,604
North America	21.5	6,880,137
Japan	15.6	5,016,571
Asia/Pacific	12.7	4,074,953
South Africa	1.1	357,371
Latin America	0.5	156,571
Africa/Middle East	0.4	137,073

	100.0%	$32,089,280

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2011 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time at which net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Continued) (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Staples	$314,546	$4,409,946	$4,724,492
Materials	297,600	3,752,978	4,050,578
Industrials	367,360	3,661,199	4,028,559
Consumer Discretionary	—	3,553,347	3,553,347
Energy	623,851	2,188,207	2,812,058
Health Care	—	2,719,592	2,719,592
Financials	—	2,036,956	2,036,956
Information Technology	—	1,839,203	1,839,203
Telecommunication Services	—	137,073	137,073
Total Common Stocks	1,603,357	24,298,501	25,901,858
U.S. Government Obligations	—	6,187,422	6,187,422
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,603,357	$30,485,923	$32,089,280

At December 31, 2010, the market value of Level 2 securities was $204,962 or 0.65% of total investments. Foreign common stock was listed in Level 2 securities due to fair value procedures applied resulting from volatility in U.S. markets after the close of the foreign markets. The fair value procedures due to U.S. market volatility was not applied on September 30, 2011, resulting in a transfer of the foreign common stock to Level 2 securities. This transfer amounted to $27,504,366 or 85.71% of total investments.

There were no Level 3 investments held at September 30, 2011 or December 31, 2010.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Continued) (Unaudited)

disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Derivative Financial Instruments.  The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Continued) (Unaudited)

payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At September 30, 2011, the Fund held no investments in forward foreign exchange contracts.

Tax Information.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO International Growth Fund, Inc.

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA Chairman and Chief Executive Officer GAMCO Investors, Inc. Anthony J. Colavita President Anthony J. Colavita, P.C Salvatore J. Zizza Chairman Zizza & Co., Ltd.	Werner J. Roeder, MD Medical Director Lawrence Hospital Anthonie C. van Ekris Chairman BALMAC International, Inc.

Officers and Portfolio Manager
Caesar Bryan Portfolio Manager Peter D. Goldstein Chief Compliance Officer	Bruce N. Alpert President and Secretary Agnes Mullady Treasurer

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Distributor
G.distributors, LLC

Legal Counsel
Paul Hastings LLP

This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q311QR

GAMCO

GAMCO

International

Growth Fund,

Inc.

Morningstar® rated the GAMCO International Growth Fund, Inc. Class AAA Shares 4 stars overall and 5 stars for the three year period and 4 stars for the five year period ended September 30, 2011 among 206, 206, and 163 foreign large growth funds, respectively.†

†	Morningstar RatingTM is based on risk-adjusted returns.

THIRD QUARTER REPORT

SEPTEMBER 30, 2011

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO International Growth Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/28/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/28/11

*	Print the name and title of each signing officer under his or her signature.